Commitments and Contingencies - Minimum Payments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Commitments and contingencies
Research and development expense	$ 18,251,000	$ 12,881,000
Corporate development agreement
Commitments and contingencies
Research and development expense	0	$ 289,000
Future maturities
Future minimum payments	$ 800,000